Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	$ 14,461	90,092	35,933	16,508
Denominator:
Basic weighted average number of ordinary shares	199,198,962	199,198,962	206,127,305	209,550,935
Dilutive effect of outstanding share options and non-vested shares	64,402	64,402	250,377	855,625
Dilutive weighted average number of ordinary shares	199,263,364	199,263,364	206,377,682	210,406,560
Basic earnings per ordinary share	$ 0.07	0.45	0.17	0.08
Diluted earnings per ordinary share	$ 0.07	0.45	0.17	0.08